Commitment and Contingencies (Tables)	6 Months Ended
Mar. 31, 2026
Commitments and Contingencies (Note 11)
Schedule of Depreciation for equipment and other assets

Computer and accessories	3 years
Drones	3 years
Intellectual property	5 years